Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Interest Rate Swaps) (Details) (Accumulated other comprehensive loss [Member], USD $)
In Thousands, unless otherwise specified
3 Months Ended
Mar. 31, 2013
Accumulated other comprehensive loss [Member]
Derivative Instruments, Gain (Loss)
Balance at December 31, 2012	$ 48,180
Other comprehensive income	(14,823)
Balance at March 31, 2013	$ 33,357